Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,716)	$ (7,753)
Other comprehensive income (loss) before reclassifications	(1,105)	584
Amounts reclassified from accumulated other comprehensive loss	(27)	(16)
Other comprehensive income (loss)	(1,132)	568
Balance as of end of period	(8,848)	(7,185)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(10)	(627)
Other comprehensive income (loss) before reclassifications	849	1,011
Amounts reclassified from accumulated other comprehensive loss	(27)	(16)
Other comprehensive income (loss)	822	995
Balance as of end of period	812	368
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,706)	(7,126)
Other comprehensive income (loss) before reclassifications	(1,954)	(427)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(1,954)	(427)
Balance as of end of period	$ (9,660)	$ (7,553)